Eaton Vance
International Small-Cap Fund
August 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Australia — 9.1%
BlueScope Steel Ltd.	12,092	$ 168,465
CAR Group Ltd.	35,121	901,377
Data#3 Ltd.	108,016	563,668
Dexus	93,590	454,869
Dicker Data Ltd.	83,204	513,035
EBOS Group Ltd.	33,448	732,782
Evolution Mining Ltd.	110,253	312,763
IGO Ltd.	25,732	96,118
Lynas Rare Earths Ltd.(1)	19,056	90,058
Northern Star Resources Ltd.	31,092	317,470
Steadfast Group Ltd.	153,454	671,121
Westgold Resources Ltd.	125,405	256,007
		$ 5,077,733
Austria — 0.9%
BAWAG Group AG(2)	6,616	$ 506,230
		$ 506,230
Belgium — 2.2%
Azelis Group NV	31,598	$ 660,324
KBC Ancora	5,935	297,705
VGP NV	2,738	280,988
		$ 1,239,017
Canada — 7.9%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	3,907	$ 318,323
Allied Properties Real Estate Investment Trust	43,179	557,179
ARC Resources Ltd.	13,697	253,481
ATS Corp.(1)	21,771	584,803
Descartes Systems Group, Inc.(1)	5,148	519,098
Keyera Corp.	13,717	410,904
Killam Apartment Real Estate Investment Trust	41,630	615,654
Lumine Group, Inc.(1)	8,034	193,748
Pan American Silver Corp.	6,168	124,582
Peyto Exploration & Development Corp.	31,646	342,138
TMX Group Ltd.	15,181	484,274
		$ 4,404,184
France — 1.3%
IPSOS SA	11,877	$ 731,998
		$ 731,998
Security	Shares	Value
Germany — 2.7%
Jenoptik AG	22,576	$ 704,195
LEG Immobilien SE	5,163	498,590
Schott Pharma AG & Co. KGaA	7,892	314,277
		$ 1,517,062
Italy — 7.1%
Amplifon SpA	14,749	$ 476,940
BFF Bank SpA(2)	59,053	640,826
DiaSorin SpA	3,913	451,441
FinecoBank Banca Fineco SpA	29,506	506,219
Interpump Group SpA	14,822	654,411
Moncler SpA	7,956	488,099
Reply SpA	4,536	718,363
		$ 3,936,299
Japan — 27.8%
As One Corp.	40,909	$ 827,535
Asahi Intecc Co. Ltd.	29,717	545,959
Azbil Corp.	14,463	477,381
BayCurrent Consulting, Inc.	31,275	997,038
Chiba Bank Ltd.	86,003	728,486
Cosmos Pharmaceutical Corp.	11,364	553,348
Daiseki Co. Ltd.	21,753	571,607
dip Corp.	18,953	376,187
Fukuoka Financial Group, Inc.	23,988	635,526
Goldwin, Inc.	10,439	647,319
Hoshino Resorts REIT, Inc.	146	506,859
Hoshizaki Corp.	17,452	564,494
JMDC, Inc.	10,984	331,787
Kobe Bussan Co. Ltd.	24,433	705,218
Kyoritsu Maintenance Co. Ltd.	38,885	640,382
LaSalle Logiport REIT	643	645,163
Miura Co. Ltd.	16,572	378,697
NOF Corp.	50,131	783,882
Riken Keiki Co. Ltd.	30,082	859,982
Sanwa Holdings Corp.	39,310	901,683
Sumco Corp.	45,211	522,288
T Hasegawa Co. Ltd.	16,671	354,254
TechnoPro Holdings, Inc.	15,168	306,582
Tosei Corp.	38,016	611,079
Toyo Suisan Kaisha Ltd.	7,727	484,087
USS Co. Ltd.	61,159	561,575
		$15,518,398

Eaton Vance
International Small-Cap Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.2%
APERAM SA	4,064	$ 114,589
		$ 114,589
Netherlands — 4.0%
BE Semiconductor Industries NV	3,530	$ 465,518
Euronext NV(2)	6,763	722,250
IMCD NV	4,864	796,515
Topicus.com, Inc.	2,471	239,867
		$ 2,224,150
New Zealand — 0.8%
Spark New Zealand Ltd.	210,671	$ 471,640
		$ 471,640
Portugal — 0.8%
NOS SGPS SA	109,124	$ 434,560
		$ 434,560
Singapore — 0.9%
Daiwa House Logistics Trust	1,090,420	$ 484,370
		$ 484,370
Spain — 1.8%
Acciona SA	3,988	$ 537,712
Inmobiliaria Colonial Socimi SA	73,248	458,472
		$ 996,184
Sweden — 8.0%
AddTech AB, Class B	21,686	$ 685,484
Autoliv, Inc.	5,145	527,208
Boliden AB	5,425	165,726
Cibus Nordic Real Estate AB publ	27,741	448,167
Indutrade AB	16,593	521,510
Lagercrantz Group AB, Class B	26,933	498,026
Sdiptech AB, Class B(1)	24,991	791,755
SmartCraft ASA(1)	228,374	668,203
SSAB AB, Class B	39,598	188,559
		$ 4,494,638
Switzerland — 1.4%
Galenica AG(2)	4,905	$ 425,303
VZ Holding AG	2,503	375,751
		$ 801,054
Security	Shares	Value
United Kingdom — 22.0%
Allfunds Group PLC	57,103	$ 344,018
Cranswick PLC	13,489	855,983
Diploma PLC	19,507	1,148,892
DiscoverIE Group PLC	95,725	834,749
Games Workshop Group PLC	6,305	867,215
Grainger PLC	92,174	289,837
Greggs PLC	21,900	918,182
Hilton Food Group PLC	46,526	603,961
Howden Joinery Group PLC	49,122	618,161
Intermediate Capital Group PLC	15,417	432,623
JTC PLC(2)	71,207	1,018,432
Judges Scientific PLC	5,011	690,366
Premier Foods PLC	134,483	318,065
Shaftesbury Capital PLC	237,360	459,782
Vistry Group PLC(1)	42,421	760,175
Volution Group PLC	114,931	855,369
Wise PLC, Class A(1)	68,478	636,202
Zegona Communications PLC(1)	133,028	625,061
		$12,277,073
Total Common Stocks (identified cost $44,397,850)		$55,229,179

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	527,287	$ 527,287
Total Short-Term Investments (identified cost $527,287)		$ 527,287

Total Investments — 99.8% (identified cost $44,925,137)	$55,756,466
Other Assets, Less Liabilities — 0.2%	$ 92,868
Net Assets — 100.0%	$55,849,334
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $3,313,041 or 5.9% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.

Eaton Vance
International Small-Cap Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	23.2%	$12,938,627
Financials	14.3	7,999,663
Information Technology	12.4	6,943,372
Real Estate	11.3	6,311,009
Consumer Discretionary	9.7	5,410,155
Health Care	7.3	4,106,024
Consumer Staples	6.3	3,520,662
Materials	5.9	3,290,796
Communication Services	5.7	3,164,636
Energy	1.8	1,006,523
Utilities	1.0	537,712
Short-Term Investments	0.9	527,287
Total Investments	99.8%	$55,756,466
The Fund did not have any open derivative instruments at August 31, 2024.
Affiliated Investments
At August 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $527,287, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,435,224	$13,169,730	$(14,077,667)	$ —	$ —	$527,287	$49,044	527,287
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$16,002,768	$ —	$16,002,768
Australasia/Pacific	—	5,549,373	—	5,549,373
Developed Europe	767,075	28,505,779	—	29,272,854
North America	4,404,184	—	—	4,404,184
Total Common Stocks	$5,171,259	$50,057,920*	$ —	$55,229,179
Short-Term Investments	$ 527,287	$ —	$ —	$ 527,287
Total Investments	$5,698,546	$50,057,920	$ —	$55,756,466
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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